Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (69,271)	€ (99,075)
Adjustments for non-cash transactions		26,867	17,784
Changes in non-current operating assets and liabilities		(181)	(155,970)
Changes in working capital		(93,335)	48,830
Cash used in operations		(135,920)	(188,431)
Income tax paid		(913)	(1,082)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(136,833)	(189,513)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(8,354)	(22,474)
Proceeds from sale of property, plant and equipment		43	8
Purchases of intangible assets		(39)	(76)
Proceeds from assets classified as held for sale		3,358	0
Interest received		724	59
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(4,269)	(22,483)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of costs of equity transactions		(240)	93,998
Proceeds from borrowings, net of transaction costs		39,683	38,141
Repayment of borrowings		(2,097)	(1,793)
Payment of lease liabilities		(2,444)	(2,171)
Interest paid		(8,764)	(6,544)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES		26,137	121,630
NET CHANGE IN CASH AND CASH EQUIVALENTS		(114,964)	(90,366)
Cash and cash equivalents at beginning of the year	[1]	286,532	346,642
Exchange gains/(losses) on cash		(315)	1,814
Restricted cash		0	2,951
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 171,253	€ 261,042

[1]	Cash and cash equivalents as at December 31, 2022 amounted to €289.4 million (of which restricted cash: €2.9 million).